Restricted Deposit	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restricted Deposit [Abstract]
RESTRICTED DEPOSIT

6.      RESTRICTED DEPOSIT

As at September 30, 2023, restricted deposits consisted of $8,516 (December 31, 2022 — $8,489) held in a guaranteed investment certificate as collateral for a corporate credit card.

6.      RESTRICTED DEPOSIT

As at December 31, 2022, restricted deposits consisted of $8,489 (December 31, 2021 – $9,068) held in a guaranteed investment certificate as collateral for a corporate credit card.